Property, Plant, and Equipment, net - Summary of Property, Plant, and Equipment, net (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 299.7	$ 234.1
Less: Accumulated depreciation	76.0	50.4
Property, plant and equipment, net	223.7	183.7
Equipment, furniture and fixtures, and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	212.8	146.7
Building and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	40.1	38.5
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	36.8	32.8
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4.8	10.6
Plant and transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5.2	$ 5.5